(ICON)

Prudential
National
Municipals
Fund, Inc.

ANNUAL
REPORT
Dec. 31, 1998

(LOGO)

Prudential National Municipals Fund, Inc.

Performance At A Glance.
Municipal bonds rallied in 1998 in an effort to keep pace with even stronger gains in the prices of U.S. Treasuries. Demand soared for
"safe haven" securities such as Treasuries after a financial crisis in Asia spread around the globe. Because we expected bond prices to rise (and interest rates to fall), we heavily invested in tax-exempt securities such as noncallable bonds that performed well during the debt market rally. As a result, the Prudential National Municipals Fund's Class A shares returned 5.41% compared with a 5.32% gain in the Lipper General Municipal Fund Average.

CumulativeTotal Returns1                         As of
12/31/98
                  One             Five               Ten
Since
                  Year            Years             Years
Inception2

Class A           5.41%      30.53%  (30.36)         N/A
93.15% (92.91)
Class B           4.99       28.03   (27.87)    99.32%
(99.08)    364.52  (363.95)
Class C           4.73             N/A               N/A
31.88   (31.72)
Lipper General
Muni Fund Avg.3   5.32            30.35             109.94
***

Average Annual Total Returns1                       As of
12/31/98
                  One             Five               Ten
Since
                  Year            Years             Years
Inception2
Class A           2.25%       4.83% (4.81)           N/A
7.28% (7.26)
Class B          -0.01        4.90  (4.88)       7.14%
(7.13)      8.57  (8.56)
Class C           2.68            N/A                N/A
6.22  (6.19)

Distributions & Yields                           As of
12/31/98
                   Total                          Taxable
Equivalent Yield
               Distributions        30-Day            At Tax
Rates Of
              Paid for 12 Mos.     SEC Yield         36%
39.6%
Class A            $0.91             3.94%           6.16%
6.52%
Class B            $0.85             3.66            5.72
6.06
Class C            $0.81             3.38            5.28
5.60

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales load of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998 have a 1% CDSC if sold within one year. Without waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 4/25/80; Class
C, 8/1/94.

3 Lipper average returns are for all funds in each share class for the one-, five-, and ten-year periods in the General
Muni
Fund category.

*** Lipper Since Inception returns are 93.48% for Class A;
405.01% for Class B; and 34.97% for Class C based on all funds in each share class.


How Investments Compared.
   (As of 12/31/98)
      (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value;
they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Peter J. Allegrini, Fund Manager                  (PICTURE)

Portfolio
Manager's Report

We invest in carefully selected, medium-quality, long-term municipal bonds that offer a high level of current income exempt from federal income taxes. These bonds are varied among the states, maturities and types of activity they support. There can be no assurance that the Fund will achieve its investment objective. Some shareholders may be subject to state and/or local taxes and to the Federal
Alternative Minimum Tax (AMT).

Nearly A Record Breaker.
State and local governments took advantage of low borrowing costs by issuing approximately
$290 billion of long-term municipal bonds in 1998, up from roughly $221 billion the previous year. The
1998 tally was just shy of the all-time record issuance of $292.2 billion sold in 1993.

Strategy Session.
Ready for the Rally.

We expected municipal bond prices to rise in 1998 amid slower economic growth and subdued inflation. Therefore, a major focus of our strategy was to keep the Fund heavily invested in tax-exempt noncallable bonds, which were gradually increased to nearly 50% of its total investments by year end.

Noncallable bonds tend to perform better than callable bonds when debt markets rally. They are free to appreciate in value without the risk of being retired early, and they help preserve the yield of a portfolio. Some of our noncallable bonds were also zero coupon bonds, which typically trade at deep discounts to their maturity value. Their prices therefore have plenty of room to rise when fixed-income markets rally.

As it turned out, after a global financial crisis spread from
Asia to Russia and Latin America in August, investors fled to
"safe haven" securities such as U.S. Treasuries. Municipal bond prices gained primarily in sympathy with Treasuries. Within the tax-exempt market, demand also soared for top-quality securities.
This trend boosted prices of general obligation bonds backed by the unlimited taxing power of cities or states and insured bonds, whose principal and interest payments are backed by commercial insurance companies. These two sectors posted the highest returns in 1998 within the tax-exempt market, based on the Lehman Brothers Municipal Bond Index.

Should Have Held Fewer BBBs.
General obligation bonds comprised 22% of the Fund's total investments at year end and insured bonds were 52%. In hindsight, the Fund should have held more of these bonds and even fewer lower-investment-grade securities such as revenue bonds rated BBB. We had reduced BBB-rated bonds to 19% at year end from 22% as of July 31, 1998.

    Portfolio Composition.
  Expressed as a percentage of
total investments as of 12/31/98.
           (PIE CHART)

What Went Well.
The Flight to Quality Helped.

The Fund benefited from its large exposure to noncallable bonds, particularly from August through early October. The flight-to-quality trend in August fueled a sharp rally in U.S. Treasuries with municipal bonds in tow. As expected, prices of noncallable bonds soared more rapidly than other tax-exempt securities.

The strength of the municipal bond rally was clearly indicated by the Bond Buyer Revenue Index, a weekly average of long-term tax-exempt yields. Since yields fall when prices rise, the Index tumbled from
5.37% in early August to 5.09% in early October, its lowest since the Index began to be compiled in the late 1970s.

Prerefunded.
The Fund also benefited when some of its bonds increased in value after being prerefunded. Bonds that are prerefunded generally become backed by direct obligations of the U.S. government, which significantly improves their credit quality and prices.
In fact, credit rating agencies such as Standard and Poor's often award prerefunded bonds their top-notch AAA rating.
Prerefunded bonds accounted for nearly 9.0% of the Fund's total investments as of December 31, 1998.

And Not So Well.
A Difficult Finish.

Although having a significant investment in noncallable bonds helped the Fund's performance earlier in the year, it detracted from Fund returns during the final few months of 1998. The Federal Reserve lowered the Federal funds rate (the rate banks charge each other for overnight loans) by a quarter percentage point on September 29, October
15, and November 17, leaving the key rate at 4.75%. These moves helped calm global financial markets and restore confidence in the U.S. economy. As a result, the flight-to-quality trend began to reverse. Money flowed out of Treasuries, causing long-term interest rates to rise and bond prices to fall. This sell-off hurt the Fund because prices of noncallable bonds fall more rapidly than other municipal securities when rates climb.

Looking Ahead.
We expect long-term interest rates in the United State to decline again in 1999 as economic growth moderates and inflation remains in check. The Fund will therefore maintain a sizable exposure to noncallable bonds whose prices gain rapidly when interest rates fall. We also plan a greater emphasis on higher-quality bonds since they generally would tend to perform better than lower-rated bonds if the economic expansion slows.

Five Largest
Issuers.
3.8%   New York City
       General Obligation
3.1%   Washington State
       Public Power Supply
       Systems
3.0%   New York City
       Municipal Water
       Finance Authority
2.6%   Metro Pier &
       Expo Authority
2.5%   Colorado Housing
       Finance Authority

Expressed as a percentage of net assetsas of 12/31/98.

       Credit Quality.
  Expressed as a percentage of
total investments as of 12/31/98.
          (PIE CHART)

President's Letter   February 16, 1999
(PICTURE)

Dear Shareholder:

Many major equity market indexes ended 1998 on the upswing -
- posting
an unprecedented fourth consecutive year of double-digit returns -- as many stocks rebounded off their early October lows. Bond investors were also cheered by healthy returns on U.S. Treasuries and investment-grade corporate debt, as well as certain Western
European bonds.

Unfortunately, the equity market's advance was neither broad nor deep. It was limited primarily to stocks of larger companies with established records of growth. Investors ignored the stocks of both undervalued companies and smaller companies in a "flight to quality" stemming from financial turmoil in Asia and fears of a recession in the United States. Accordingly, growth-style investors in large-company stocks outperformed value-style investors by the widest margins in nearly 24 years -- and not since the Great Depression have large-company stocks so outperformed stocks of small companies.

The rally in bonds was not universal either. While government bonds -- especially Treasuries -- enjoyed strong appeal, investors were cool toward lower-rated issues. High yield bonds, therefore, saw yields rise while prices fell.

What We Can Learn From '98

The volatility of 1998 underscores points all investors should keep in mind: Financial markets will rise and fall, sometimes dramatically.
Because asset classes seldom move in lockstep, owning a mix of value- and growth-oriented mutual funds in addition to bond and money market funds can help lessen the effects of market volatility.

Generally speaking, long-term success in investment management comes from remaining true to an investment discipline -- even when it is out of favor. Investors who maintain a long-term perspective and don't sell during market lows are more likely to regain lost ground, and while past events cannot foretell future performance, stocks and bonds have produced attractive returns ahead of inflation over time.

Thank you for your continued confidence in Prudential mutual funds.


Sincerely,

Brian M. Storms
President

Portfolio of Investments as of December 31, 1998  PRUDENTIAL
NATIONAL MUNICIPALS
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--97.9%
------------------------------------------------------------
------------------------------------------------------------
------
Alaska--1.9%
Anchorage Elec. Utility Rev.,
   M.B.I.A.
Aaa               6.50%      12/01/12   $  3,400 (h) $
4,093,940
   M.B.I.A.
Aaa               6.50       12/01/13      2,500 (h)
3,011,825
   M.B.I.A.
Aaa               6.50       12/01/14      3,455 (h)
4,168,492

------------

11,274,257
------------------------------------------------------------
------------------------------------------------------------
------
Arizona--4.3%
Arizona St. Mun. Fin. Proj., Cert. of Part., Ser. 25,
   B.I.G.
Aaa               7.875       8/01/14      2,250 (h)
2,977,852
Maricopa Cnty. Sch. Dist., A.M.B.A.C.,
   No. 3 Tempe Elem.
Aaa              Zero         7/01/09      1,500
948,810
   No. 3 Tempe Elem.
Aaa              Zero         7/01/14      1,500
710,445
Maricopa Cnty. Unified Sch. Dist.,
   No. 80 Chandler, F.G.I.C.
Aaa              Zero         7/01/09      1,330
841,278
   No. 80 Chandler, M.B.I.A.
Aaa              Zero         7/01/10      1,050
628,698
   No. 80 Chandler, M.B.I.A.
Aaa              Zero         7/01/11      1,200
678,828
   No. 80 Chandler, F.G.I.C.
Aaa               6.25        7/01/11      1,000
1,174,590
Phoenix St. & Hwy. User Rev., Ser. A, F.G.I.C.
Aaa              Zero         7/01/12      2,500
1,333,500
Pima Cnty. Ind. Dev. Auth. Rev., F.S.A.
Aaa               7.25        7/15/10      1,935 (h)
2,156,635
Pima Cnty. Unified Sch. Dist., Gen. Oblig., F.G.I.C.
   No. 1, Tuscan
Aaa               7.50        7/01/10      3,000
3,855,900
   No. 16, Catalina Foothills
Aaa              Zero         7/01/09      3,455
2,185,426
Tucson Gen. Oblig.,
   Ser. A
Aa3               7.375       7/01/11      1,000
1,280,130
   Ser. A
Aa3               7.375       7/01/12      1,100
1,417,119
   Ser. A
Aa3               7.375       7/01/13      4,500
5,816,970

------------

26,006,181
------------------------------------------------------------
------------------------------------------------------------
------
California--8.8%
Abag Fin. Auth. for Nonprofit Corps. Ref., Amer. Baptist
   Homes., Ser. A
BBB(d)            6.20       10/01/27      2,200
2,343,748
Anaheim Pub. Fin. Auth. Lease Rev., F.S.A.,
   Sr. Pub. Impvts. Proj., Ser. A
Aaa               6.00        9/01/24      5,500
6,362,785
   Sub. Pub. Impvts. Proj., Ser. C
Aaa               6.00        9/01/16      6,690
7,675,771
Encinitas Union Cap. Sch. Dist., M.B.I.A.
Aaa              Zero         8/01/21      3,810
1,205,217
Kern High Sch. Dist., Ser. A, M.B.I.A.
Aaa               6.30        2/01/10      2,490
2,932,274
Long Beach Aquarium of the Pacific Rev., Ser. A, A.M.T.
BBB(d)            6.125       7/01/23      6,000
6,339,420
Long Beach Harbor Rev., F.G.I.C., A.M.T.
Aaa               6.00        5/15/18      4,000
4,533,160
Los Angeles Unified Sch. Distr., Ser. A, F.G.I.C.
Aaa               6.00        7/01/15      1,000
1,144,970

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of December 31, 1998  PRUDENTIAL
NATIONAL MUNICIPALS
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
California (cont'd.)
San Jose Redev. Proj., Agcy. Tax Alloc., M.B.I.A.
Aaa               6.00%       8/01/11   $  5,000     $
5,794,900
Santa Cruz Cnty. Pub. Fin. Auth. Rev., Ser. A
A-(d)             6.20        9/01/23      2,000
2,129,540
Santa Margarita/Dana Point Auth., M.B.I.A.,
   Impvt. Dists. 3-3A-4 & 4A, Ser. B
Aaa               7.25        8/01/09      2,000
2,508,400
   Impvt. Dists. 3-3A-4 & 4A, Ser. B
Aaa               7.25        8/01/10      2,450
3,108,756
   Impvt. Dists. 3-3A-4 & 4A, Ser. B
Aaa               7.25        8/01/14      2,000
2,577,560
So. Orange Cnty. Pub. Fin. Auth. Rev., Foothill Area
   Proj., Ser. C, F.G.I.C.
Aaa               6.50        8/15/10      2,000
2,403,920
West Contra Costa Sch. Dist., Cert. of Part.
Baa3              7.125       1/01/24      1,600
1,805,936

------------

52,866,357
------------------------------------------------------------
------------------------------------------------------------
------
Colorado--4.5%
Arapahoe Cnty. Cap. Impvt. Trust Fund, Pub. Hwy. Rev.,
   Ser. E-470
Aaa               7.00        8/31/26      3,000 (b)
3,594,330
Colorado Hsg. Fin. Auth., A.M.T.
   Singl. Fam. Proj.
Aa2               8.00        6/01/25      3,030
3,278,642
   Singl. Fam. Proj., Ser. A-2
Aa2               7.25        5/01/27      2,000
2,271,400
   Singl. Fam. Proj., Ser. B-1
Aa2               7.90       12/01/25      1,965
2,167,748
   Singl. Fam. Proj., Ser. C-1, M.B.I.A.
Aaa               7.65       12/01/25      4,295
4,849,957
   Singl. Fam. Proj., Ser. C-2
Aa2               6.875      11/01/28      2,000
2,252,100
Colorado Springs Arpt. Rev., Ser. A., A.M.T.
BBB(d)            7.00        1/01/22      5,000 (f)
5,496,050
Colorado Springs Arpt. Rev., Ser. A., A.M.T.
BBB(d)            7.00        1/01/22      2,960
3,253,662

------------

27,163,889
------------------------------------------------------------
------------------------------------------------------------
------
Connecticut--2.5%
Connecticut St. Hlth. & Edu. Facs. Auth. Rev.,
   St. Mary's Hosp. Issue, Ser. E
A3                5.50        7/01/20      5,650
5,790,402
   St. Mary's Hosp. Issue, Ser. E
A3                5.875       7/01/22      1,750
1,822,800
   Univ. of Hartford
Ba2               6.75        7/01/12      5,725
6,072,966
Connecticut St. Spec. Tax Oblig. Rev., Trans.
   Infrastructure, Ser. A
A1                7.125       6/01/10      1,000
1,246,550

------------

14,932,718
------------------------------------------------------------
------------------------------------------------------------
------
District of Columbia--0.9%
Dist. of Columbia, Gen. Oblig. Ref., Ser. B, M.B.I.A.
Aaa               6.00        6/01/21      5,000
5,653,150
------------------------------------------------------------
------------------------------------------------------------
------
Florida--2.6%
Broward Cnty. Res. Rec. Rev., Broward Co. L.P. South Proj.
A                 7.95       12/01/08      7,895
8,396,096
Florida St. Brd. of Ed., Admin. Cap. Outlay
Aa2               9.125       6/01/14      1,260 (h)
1,824,291
Hillsborough Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Tampa
   Elec. Proj., Ser. 92, Ser. 9
Aa3               8.00        5/01/22      5,000
5,735,750

------------

15,956,137

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of December 31, 1998  PRUDENTIAL
NATIONAL MUNICIPALS
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Georgia--2.5%
Burke Cnty. Dev. Auth., M.B.I.A.,
   Georgia Pwr. Plant Co., Vogtle Proj., Ser. 7
Aaa              6.625%      10/01/24    $   500(h)  $
520,940
   Oglethorpe Pwr. Corp.
Aaa              8.00         1/01/22      5,000(b)(h)
5,909,750
Forsyth Cnty. Sch. Dist. Dev. Rev., Ser. A
Aa3              6.75         7/01/16        500
616,045
Fulton Cnty. Sch. Dist. Rev., Lindbrook Square Fndtn.
AA               6.375        5/01/17        750(h)
891,870
Georgia Mun. Elec. Auth. Pwr. Rev. Ref.,
   Ser. B
A                6.25         1/01/17        475
541,267
   Ser. B, M.B.I.A.
Aaa              6.375        1/01/16      5,000
5,895,250
Green Cnty. Dev. Auth. Indl. Park Rev.
NR               6.875        2/01/04        460
496,773

------------

14,871,895
------------------------------------------------------------
------------------------------------------------------------
------
Hawaii--1.5%
Hawaii St. Arpt. Sys. Rev., A.M.T.
   2nd Ser.
A-               7.00         7/01/18        365
393,875
   2nd Ser. 90, F.G.I.C.
Aaa              7.50         7/01/20        500
535,720
Hawaii St. Dept. Budget & Fin.,
   Hawaiian Elec. Co., Ser. A, M.B.I.A., A.M.T.
Aaa              5.65        10/01/27      5,000
5,292,900
   Hawaiian Elec. Co., Ser. C, M.B.I.A., A.M.T.
Aaa              7.375       12/01/20        500
540,550
   Kapiolani Hlth. Care Sys.
A                6.30         7/01/08        500
549,645
   Kapiolani Hosp.
A                6.00         7/01/11        250
274,373
Hawaii St. Gen. Oblig., Ser. CJ
Aaa              6.25         1/01/15        650(b)
728,065
Hawaii St. Harbor Cap. Impvt. Rev., A.M.T.
   F.G.I.C.
Aaa              6.25         7/01/10        250
275,665
   F.G.I.C.
Aaa              6.25         7/01/15        500
547,735

------------

9,138,528
------------------------------------------------------------
------------------------------------------------------------
------
Illinois--5.7%
Chicago Brd. Ed., Cap. Apprec. Sch. Reform, Ser. A,
   F.G.I.C.
Aaa              Zero        12/01/17     20,400 (f)
7,767,708
Cook and Du Page Cntys., Cap. Apprec., High Sch. Dist. No.
   210, F.S.A.
Aaa              Zero        12/01/11      3,035
1,661,359
Illinois Dev. Fin. Auth. Rev., Cmnty. Rehab. Providers-A
BBB(d)            6.00        7/01/15      2,000
2,083,820
Illinois Hlth. Facs. Auth. Rev., Loyola Univ. Hlth. Sys.,
   Ser. A, M.B.I.A.
Aaa               6.00        7/01/14      3,500
3,982,370
Metropolitan Pier & Expo. Auth Hosp. Fac. Rev., McCormick
   Place Conv.
BBB-(d)           7.00        7/01/26     12,910
15,872,974
Metropolitan Pier & Expo. Auth., McCormick Place Expansion
   Proj., F.G.I.C.
Aaa               5.50        6/15/29      3,000
3,240,660

------------

34,608,891
------------------------------------------------------------
------------------------------------------------------------
------
Kentucky--1.1%
Henderson Cnty. Solid Waste Disp. Rev., Macmillan Bloedel
   Proj., A.M.T.
Baa2              7.00        3/01/25      6,000
6,445,380

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of December 31, 1998  PRUDENTIAL
NATIONAL MUNICIPALS
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Louisiana--5.1%
New Orleans, Gen. Oblig., Cap. Apprec., A.M.B.A.C.
Aaa              Zero         9/01/09    $13,500     $
8,442,090
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.
Aaa              8.90%        2/01/07      5,780 (h)
7,653,471
St. Charles Parish, Environ. Impt. Rev., Louisiana Pwr. &
   Lt. Co., Ser. A, A.M.T.
Baa2              6.875       7/01/24      5,000
5,489,250
St. Charles Parish, Louisiana Poll. Ctrl. Rev.,
   Louisiana Pwr. & Lt. Co.
Baa3              8.25        6/01/14      4,000
4,173,320
   Louisiana Pwr. & Lt. Co., Ser. 1989
Baa3              8.00       12/01/14      5,000
5,297,200

------------

31,055,331
------------------------------------------------------------
------------------------------------------------------------
------
Maryland--1.3%
Maryland St. Hlth. & Higher Edu. Facs. Auth. Rev.,
   Doctor's Cmnty. Hosp.
Baa2              5.50        7/01/24      4,000
4,015,640
Northeast Waste Disp. Auth., Baltimore City Sludge Proj.
NR                7.25        7/01/07      3,370
3,733,286

------------

7,748,926
------------------------------------------------------------
------------------------------------------------------------
------
Massachusetts--2.6%
Mass. St. Hlth. & Edl. Facs. Auth. Rev., Mass. Inst. of
   Tech. Ser. I-1
Aaa               5.20        1/01/28      1,500
1,581,285
Mass. St. Wtr. Res. Auth. Rev.,
   Ser. B, M.B.I.A.
Aaa               6.25       12/01/11      6,720
7,935,446
   Ser. B, M.B.I.A.
Aaa               6.25       12/01/12      5,000
5,903,750

------------

15,420,481
------------------------------------------------------------
------------------------------------------------------------
------
Michigan--2.5%
Dexter Cmnty. Schs. F.G.I.C.
Aaa               5.10        5/01/28      8,000
8,192,880
Michigan St. Hsg. Dev. Auth. Rev.,
   Rental Hsg. Rev., Ser. B
AA-(d)            7.55        4/01/23      1,000
1,071,190
   Sngl. Fam. Mtge., Ser. A
AA(d)             7.50        6/01/15      3,660
3,806,620
Okemos Pub. Sch. Dist., M.B.I.A.,
   Cnty. of Ingham
Aaa              Zero         5/01/12      1,100
591,316
   Cnty. of Ingham
Aaa              Zero         5/01/13      1,000
505,970
St. Johns Public Schs. Ref., F.G.I.C.
Aaa               5.10        5/01/25      1,000
1,018,460

------------

15,186,436
------------------------------------------------------------
------------------------------------------------------------
------
Minnesota--0.5%
Anoka Hennepin Indpt. Sch. Dist., No. 11, Ser. C, F.S.A.
Aaa              Zero         2/01/12      1,575 (h)
860,958
Minneapolis St. Paul Hsg. Fin. Brd. Rev., Sngl. Fam.
   Mtge., G.N.M.A., A.M.T.
AAA(d)            7.30        8/01/31        745
784,440
Minneapolis St. Paul Met. Arpts. Comm., Ser. 7, A.M.T.
Aaa               7.80        1/01/14      1,000 (h)
1,020,000
St. Paul Science Museum, Cert. of Part., E.T.M.
AAA(d)            7.50       12/15/01        598 (h)
627,572

------------

3,292,970

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of December 31, 1998  PRUDENTIAL
NATIONAL MUNICIPALS
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Mississippi--0.3%
Mississippi Hosp. Equip. & Facs, Auth. Rev., Rush Med.
   Fndtn. Proj.,
   Ser. B
Baa3              6.00%       1/01/16   $  1,480     $
1,527,153
------------------------------------------------------------
------------------------------------------------------------
------
Missouri--0.9%
Missouri St. Hsg. Dev. Comn. Mtge. Rev., Sngl. Fam.
   Homeowner Ln.,
   Ser. A, G.N.M.A., A.M.T.
AAA(d)            7.20        9/01/26      4,590
5,195,880
------------------------------------------------------------
------------------------------------------------------------
------
Nevada--2.4%
Clark Cnty. Indl. Dev. Rev., Southwest Gas Corp., Ser. A,
   A.M.T.
Baa2              6.50       12/01/33     10,000
10,603,700
Nevada Hsg. Div. Multi Unit Hsg., Arville Et Cetera Proj.,
   F.N.M.A., A.M.T.
AAA(d)            6.60       10/01/23      3,475
3,769,298

------------

14,372,998
------------------------------------------------------------
------------------------------------------------------------
------
New Hampshire--0.3%
New Hampshire Higher Ed. & Hlth. Facs. Auth. Rev.,
   New Hampshire College
BBB-(d)           6.30        1/01/16        500
526,135
   New Hampshire College
BBB-(d)           6.375       1/01/27      1,000
1,053,250

------------

1,579,385
------------------------------------------------------------
------------------------------------------------------------
------
New Jersey--2.4%
New Jersey St. Hsg. & Mtge. Fin. Agcy., Ser. D, M.B.I.A.,
   A.M.T.
Aaa               7.70       10/01/29      1,505
1,556,697
New Jersey St. Tpke. Auth. Rev., Ser. C, M.B.I.A.
Aaa               6.50        1/01/16     11,000
13,213,750

------------

14,770,447
------------------------------------------------------------
------------------------------------------------------------
------
New Mexico--0.9%
New Mexico Mtge. Fin. Auth., Sngl. Fam. Mtge., A.M.T.
AAA(d)            6.30        7/01/28      5,000
5,352,950
------------------------------------------------------------
------------------------------------------------------------
------
New York--14.1%
Greece Central Sch. Dist.
   F.G.I.C.
Aaa               6.00        6/15/16        950
1,090,419
   F.G.I.C.
Aaa               6.00        6/15/17        950
1,089,137
   F.G.I.C.
Aaa               6.00        6/15/18        950
1,087,209
Metropolitan Trans. Auth., Trans. Facs. Rev., Ser. A,
   F.S.A.
Aaa               6.00        7/01/16      2,500
2,756,275
New York City, Gen. Oblig.,
   Ser. A
A-(d)             7.75        8/15/04      1,950 (b)
2,177,292
   Ser. A
A3                7.75        8/15/04         50
55,208
   Ser. B
A3                8.25        6/01/06      1,500
1,881,345

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of December 31, 1998  PRUDENTIAL
NATIONAL MUNICIPALS
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
New York (cont'd.)
New York City, Gen. Oblig., (cont'd.)
   Ser. B
A3                7.25%       8/15/07   $  3,500     $
4,246,375
   Ser. D
Aaa               8.00        8/01/03      1,870 (b)
2,097,729
   Ser. D
A3                8.00        8/01/03        150
166,995
   Ser. D
Aaa               8.00        8/01/04      1,110 (b)
1,245,176
   Ser. D
A3                8.00        8/01/04         60
66,798
   Ser. D
Aaa               7.65        2/01/07      4,955 (b)
5,591,668
   Ser. D
A3                7.65        2/01/07         45
50,337
   Ser. F
A3                8.25       11/15/02      4,185 (b)
4,767,635
   Ser. F
A3                8.25       11/15/02        815
921,260
New York City Ind. Dev. Agcy.,
   Brooklyn Navy Yard Cogen Partners, A.M.T.
Baa3              5.65       10/01/28      3,000
3,061,980
   Brooklyn Navy Yard Cogen Partners, A.M.T.
Baa3              5.75       10/01/36      5,000
5,128,450
   Spec. Fac. Rev., Terminal One Group Assoc. Proj.,
      A.M.T.
A                 6.00        1/01/19      2,500
2,657,600
New York City Mun. Wtr. Fin. Auth.
   F.G.I.C.
Aaa               6.75        6/15/16      6,000 (b)
6,499,920
   F.G.I.C.
Aaa               6.75        6/15/16     10,565
11,356,107
New York St. Dorm. Auth. Rev., Mem. Sloan Kettering Cancer
   Ctr. M.B.I.A.
Aaa               5.75        7/01/20      4,000
4,457,360
New York St. Local Gov't. Assist. Corp. Ref., Ser. E
A3                6.00        4/01/14      5,000
5,741,750
New York St. Urban Dev. Corp. Rev. Ref., F.S.A.,
   Correctional Facs.
Aaa               6.50        1/01/09      3,000
3,531,870
   Correctional Facs., Ser. A
Aaa               5.50        1/01/14      3,000
3,279,990
Triborough Bridge & Tunl. Auth., Ser. X, M.B.I.A.
Aaa               6.625       1/01/12      8,500 (h)
10,291,290

------------

85,297,175
------------------------------------------------------------
------------------------------------------------------------
------
North Dakota--1.9%
Mercer Cnty., Antelope Valley Station, A.M.B.A.C.
Aaa               7.20        6/30/13      9,000
11,283,300
------------------------------------------------------------
------------------------------------------------------------
------
Ohio--3.2%
Franklin Cnty. Hosp. Rev., Doctors Ohio Health Corp., Ser.
   A
Baa3              5.60       12/01/28      5,000 (g)
4,886,250
Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Facs. Rev., Buckeye
   Pwr. Inc. Proj., A.M.B.A.C.
Aaa               7.80       11/01/14     12,220
14,632,839

------------

19,519,089
------------------------------------------------------------
------------------------------------------------------------
------
Oklahoma--3.1%
McGee Creek Auth. Wtr. Rev., M.B.I.A.
Aaa               6.00        1/01/23      7,000
8,036,420
Tulsa Mun. Arpt. Trust Rev., A.M.T.
Baa2              7.375      12/01/20     10,000
10,718,800

------------

18,755,220

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of December 31, 1998  PRUDENTIAL
NATIONAL MUNICIPALS
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Pennsylvania--1.3%
Delaware Cnty. Ind. Dev. Auth. Rev., Res. Rec. Fac., Ser.
   A
Baa1              6.20%       7/01/19   $  3,000     $
3,195,840
Montgomery Cnty. Ind. Dev. Auth., Retirement Cmnty. Rev.
A-(d)             5.25       11/15/28      2,000
1,938,340
Philadelphia Wtr. & Waste Auth. Rev., M.B.I.A.
Aaa               6.25        8/01/11      2,500
2,915,175

------------

8,049,355
------------------------------------------------------------
------------------------------------------------------------
------
Puerto Rico--3.5%
Puerto Rico Comnwlth., Gen. Oblig., M.B.I.A.
Baa1              6.50        7/01/13      3,000
3,589,500
Puerto Rico Comnwlth., Hwy. & Trans. Auth., Hwy. Rev.,
   Ser. V
Baa1              6.625       7/01/12      4,000
4,368,680
   Ser. V
Baa1              6.375       7/01/08        500
543,075
Puerto Rico Ind., Tourist Ed. Med. & Env. Ctrl. Facs.,
   Doctor Pila Hosp. Proj., F.H.A.
AAA(d)            6.125       8/01/25        500
551,725
   Hosp. Auxilio Mutuo Oblig. Grp. Proj., M.B.I.A.
Aaa               6.25        7/01/16        500
559,960
Puerto Rico Mun. Fin. Agcy., Ser. A, F.S.A.
Aaa               6.00        7/01/14        250
275,010
Puerto Rico Tel. Auth. Rev.,
   Ser. I, M.B.I.A.
Aaa               7.083(c)    1/25/07      4,100
4,540,750
   Ser. I, M.B.I.A.
Aaa               7.32 (c)    1/16/15      6,150
6,626,625

------------

21,055,325
------------------------------------------------------------
------------------------------------------------------------
------
South Carolina--1.7%
Charleston Wtrwks. & Swr. Rev., E.T.M.
Aaa              10.375       1/01/10      7,415 (h)
10,339,921
------------------------------------------------------------
------------------------------------------------------------
------
Tennessee--1.9%
Bristol Hlth. & Edl. Fac. Rev., Bristol Memorial Hosp.,
   F.G.I.C.
Aaa               6.75        9/01/10      5,000 (f)
6,074,650
McMinn Cnty. Ind. Dev. Brd. Solid Waste Rev., Calhoun
   Nwsprnt. Recycling Fac., A.M.T.
Baa1              7.40       12/01/22      5,000
5,519,250

------------

11,593,900
------------------------------------------------------------
------------------------------------------------------------
------
Texas--4.9%
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Baptist Hlth.
   Sys., Ser. A, M.B.I.A.
Aaa               6.00       11/15/14      5,695
6,489,452
Dallas Ft. Worth, Regl. Arpt. Rev., F.G.I.C.,
   Ser. A
Aaa               7.375      11/01/08      3,500
4,110,015
   Ser. A
Aaa               7.375      11/01/09      3,500
4,110,015
Keller Indpt. Sch. Dist. Rev.
Aaa               6.00        8/15/23      3,970
4,567,922
New Braunfels Indpt. Sch. Dist.,
   Cap. Apprec.
Aaa              Zero         2/01/10      2,335
1,418,186
   Cap. Apprec.
Aaa              Zero         2/01/11      2,365
1,357,084
Port Corpus Christi Auth. Rev.,
A2                7.50        8/01/12      2,000
2,147,800

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of December 31, 1998  PRUDENTIAL
NATIONAL MUNICIPALS
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Texas (cont'd.)
San Antonio Elec. & Gas Rev., Ser. B, F.G.I.C.
Aaa              Zero         2/01/09    $ 5,000     $
3,195,350
Univ. Texas Univ. Rev., Fen. Sys., Ser. B
Aa1              6.75%        8/15/13      2,035
2,216,441

------------

29,612,265
------------------------------------------------------------
------------------------------------------------------------
------
U. S. Virgin Islands--0.1%
Virgin Islands Pub. Fin. Auth. Rev.,
   Gov't. Dev. Prog., Ser. B, A.M.T.
BBB-(d)           7.375      10/01/10        300
358,443
   Matching Loan Notes, Ser. A
NR                7.25       10/01/18        250 (b)
285,242

------------

643,685
------------------------------------------------------------
------------------------------------------------------------
------
Washington--5.0%
Chelan Cnty. Pub. Util., Dist. No. 1, Columbia River Rock
   Hydro Elec. Sys. Rev., Ser. A, M.B.I.A.
Aaa              Zero         6/01/15     15,000 (f)
6,625,350
Pierce Cnty. Sch. Dist. No.1, F.G.I.C.
Aaa               6.00       12/01/10      1,000
1,149,220
Washington St. Pub. Pwr. Supply Sys. Rev.,
   Nuclear Proj. No. 1, Ser. A, F.S.A.
Aaa               7.00        7/01/08      4,000
4,797,000
   Nuclear Proj. No. 1, Ser. B, F.S.A.
Aaa               7.25        7/01/09      5,000
6,138,250
   Nuclear Proj. No. 2, F.S.A.
Aaa               5.40        7/01/12      5,400
5,731,776
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.
Aaa              Zero         7/01/06      3,000
2,180,460
Washington St. Rev., Ser. R-97A
Aa1              Zero         7/01/16      8,000
3,342,320

------------

29,964,376
------------------------------------------------------------
------------------------------------------------------------
------
Wisconsin--1.7%
Southeast Wisconsin Professional Baseball Park Dist. Sales
   Tax Rev., M.B.I.A.
Aaa               5.50       12/15/26      2,500
2,702,925
Wisconsin Hsg. & Econ. Dev. Auth., Home Ownership Rev.,
   A.M.T.
Aa                6.20        3/01/27      2,100
2,228,289
Wisconsin St. Hlth. & Edu. Facs. Auth. Rev., Howard Young
   Med. Ctr. Inc. Proj.
A-(d)             5.125       8/15/28      5,710
5,569,477

------------

10,500,691

------------
Total long-term investments (cost $540,448,966)
591,034,642

------------
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS--2.1%
------------------------------------------------------------
------------------------------------------------------------
------
District of Columbia--0.0%
Dist. of Columbia., Var. Rate Ref., Ser. 92A-1, F.R.D.D
VMIG1             5.20        1/04/99        200 (e)
200,000
------------------------------------------------------------
------------------------------------------------------------
------
Indiana--0.0%
Whiting Ind. Sewage & Solid Waste Disp. Rev., Ser. 96,
   F.R.D.D.
VMIG1             5.20        1/04/99        200 (e)
200,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of December 31, 1998  PRUDENTIAL
NATIONAL MUNICIPALS
FUND, INC.
------------------------------------------------------------
--------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount         Value
Description(a)
(Unaudited)      Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS (cont'd.)
------------------------------------------------------------
------------------------------------------------------------
------
Michigan--1.0%
Wayne Charter Cnty. Arpt. Rev., Secs. Trust, Ser. SSP 25A,
   M.B.I.A., F.R.D.D.
VMIG1            5.30%        1/04/99   $  6,000 (e) $
6,000,000
------------------------------------------------------------
------------------------------------------------------------
------
North Carolina--0.3%
Halifax Cnty. Ind. Facs. & Poll. Ctrl. Fin. Auth., Ser.
   91, F.R.D.D.
CPS1              5.30        1/04/99      1,800 (e)
1,800,000
------------------------------------------------------------
------------------------------------------------------------
------
Texas--0.8%
Brazos Rvr. Auth. Poll. Ctrl. Rev., Ser. 96A, A.M.B.A.C.,
   F.R.D.D.
VMIG1             5.20        1/04/99      3,500 (e)
3,500,000
Gulf Coast Solid Waste Disp. Auth. Rev., Citgo Petroleum
   Proj.,
   Ser. 95, F.R.D.D.
VMIG1             5.25        1/04/99        300 (e)
300,000
Gulf Coast Solid Waste Disp. Auth. Rev., Amoco Oil Co.
   Proj.,
   Ser. 94, F.R.D.D.
VMIG1             5.20        1/04/99      1,000 (e)
1,000,000

------------

4,800,000

------------
Total short-term investments (cost $13,000,000)
13,000,000

------------
Total Investments--100.0%
   (cost $553,448,966; Note 4)
604,034,642
Liabilities in excess of other assets
(114,211)

------------
Net Assets--100%
$603,920,431

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation
    A.M.T.--Alternative Minimum Tax
    B.I.G.--Bond Investors Guaranty Insurance Company
    E.T.M.--Escrowed to Maturity
    F.G.I.C.--Financial Guaranty Insurance Company
    F.H.A.--Federal Housing Administration
    F.N.M.A.--Federal National Mortgage Association
    F.R.D.D.--Floating Rate Daily Demand Note(e)
    F.S.A.--Financial Security Assurance
    G.N.M.A.--Government National Mortgage Association
    M.B.I.A.--Municipal Bond Insurance Association
(b) Prerefunded issues are secured by escrowed cash and
direct U.S. guaranteed
obligations.
(c) Inverse floating rate bond. The coupon is inversely
indexed to a floating
interest rate. The rate shown is the rate at year-end.
(d) Standard and Poor's Rating.
(e) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par or the next date on
which the rate of
    interest is adjusted.
(f) Pledged as initial margin on financial futures
contracts.
(g) Represents when-issued or extended settlement security.
(h) Segregated as collateral for when-issued or extended
settlement security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Statement of Assets and Liabilities    PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Assets
December 31, 1998
Investments, at value (cost
$553,448,966)...............................................
 ................      $   604,034,642
Cash........................................................
 ............................................
34,012
Interest
receivable..................................................
 ...................................           10,065,701
Receivable for Fund shares
sold........................................................
 .................            1,121,809
Receivable for investments
sold........................................................
 .................              463,352
Prepaid expenses and other
assets......................................................
 .................               12,724

-----------------
   Total
assets......................................................
 ...................................          615,732,240

-----------------
Liabilities
Payable for Fund shares
reacquired..................................................
 ....................            5,623,138
Payable for investments
purchased...................................................
 ....................            4,968,744
Dividends
payable.....................................................
 ..................................              616,118
Accrued
expenses....................................................
 ....................................              250,331
Management fee
payable.....................................................
 .............................              232,977
Distribution fee
payable.....................................................
 ...........................               94,449
Due to broker - variation
margin......................................................
 ..................               18,750
Deferred director's
fee.........................................................
 ........................                7,302

-----------------
   Total
liabilities.................................................
 ...................................           11,811,809

-----------------
Net
Assets......................................................
 ........................................      $
603,920,431

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ........................      $       375,870
   Paid-in capital in excess of
par.........................................................
 ............          553,799,008

-----------------

554,174,878
   Accumulated net realized loss on
investments.................................................
 ........             (729,186)
   Net unrealized appreciation on
investments.................................................
 ..........           50,474,739

-----------------
Net assets, December 31,
1998........................................................
 ...................      $   603,920,431

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($481,926,191 3 30,008,546 shares of common stock
issued and outstanding).........................
$16.06
   Maximum sales charge (3% of offering
price)......................................................
 ....                  .50

-----------------
   Maximum offering price to
public......................................................
 ...............               $16.56

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($119,698,540 3 7,435,863 shares of common stock
issued and outstanding)..........................
$16.10

-----------------

-----------------
Class C:
   Net asset value and redemption price per share
      ($2,295,700 3 142,614 shares of common stock issued
and outstanding)..............................
$16.10
   Sales charge (1% of offering
price)......................................................
 ............                  .16

-----------------
   Offering price to
public......................................................
 .......................               $16.26

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
Statement of Operations
------------------------------------------------------------

                                               Year Ended
Net Investment Income                       December 31,
1998
Income
   Interest..............................      $34,633,923
                                            ----------------
-
Expenses
   Management fee........................        2,961,791
   Distribution fee--Class A.............          483,759
   Distribution fee--Class B.............          655,977
   Distribution fee--Class C.............           11,662
   Transfer agent's fees and expenses....          540,000
   Custodian's fees and expenses.........          144,000
   Reports to shareholders...............           90,000
   Registration fees.....................           50,000
   Audit fee and expenses................           39,000
   Legal fees and expenses...............           32,000
   Directors' fees.......................           28,000
   Insurance expense.....................            8,000
   Miscellaneous.........................            3,835
                                            ----------------
-
      Total expenses.....................        5,048,024
   Custodian fee credit..................           (4,351)
                                            ----------------
-
      Net expenses.......................        5,043,673
                                            ----------------
-
Net investment income....................       29,590,250
                                            ----------------
-
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions...............        4,888,153
   Financial futures contracts...........       (2,079,102)
                                            ----------------
-
                                                 2,809,051
                                            ----------------
-
Net change in unrealized appreciation (depreciation) on:
   Investments...........................         (621,142)
   Financial futures.....................            1,563
                                            ----------------
-
                                                  (619,579)
                                            ----------------
-
Net gain on investment transactions......        2,189,472
                                            ----------------
-
Net Increase in Net Assets
Resulting from Operations................      $31,779,722
                                            ----------------
-
                                            ----------------
-

PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                   Year Ended December
31,
in Net Assets                          1998
1997
Operations
   Net investment income.......    $  29,590,250      $
32,548,931
   Net realized gain on
      investment
      transactions.............        2,809,051
8,329,425
   Net change in unrealized
      appreciation
      (depreciation) on
      investments..............         (619,579)
19,312,987
                                 -----------------    ------
-------
   Net increase in net assets
      resulting from
      operations...............       31,779,722
60,191,343
                                 -----------------    ------
-------
Dividends and distributions
   (Note 1)
   Dividends from net
      investment income
      Class A..................      (23,636,186)
(25,293,360)
      Class B..................       (5,888,290)
(7,221,480)
      Class C..................          (65,774)
(34,091)
                                 -----------------    ------
-------
                                     (29,590,250)
(32,548,931)
                                 -----------------    ------
-------
   Distributions in excess of
      net investment income
      Class A..................          (17,881)
(152,363)
      Class B..................           (4,429)
(43,542)
      Class C..................              (86)
(256)
                                 -----------------    ------
-------
                                         (22,396)
(196,161)
                                 -----------------    ------
-------
   Distributions from net
      realized capital gains
      Class A..................       (3,635,575)
(3,169,156)
      Class B..................         (906,642)
(905,674)
      Class C..................          (16,469)
(5,317)
                                 -----------------    ------
-------
                                      (4,558,686)
(4,080,147)
                                 -----------------    ------
-------
Fund share transactions (net of share
   conversions) (Note 5):
   Net proceeds from shares
      sold.....................       76,423,080
143,282,681
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions............       21,262,728
22,849,312
   Cost of shares reacquired...     (126,905,006)
(225,662,512)
                                 -----------------    ------
-------
   Decrease in net assets from
      Fund share
      transactions.............      (29,219,198)
(59,530,519)
                                 -----------------    ------
-------
Total decrease.................      (31,610,808)
(36,164,415)
Net Assets
Beginning of year..............      635,531,239
671,695,654
                                 -----------------    ------
-------
End of year....................    $ 603,920,431      $
635,531,239
                                 -----------------    ------
-------
                                 -----------------    ------
-------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Notes to Financial Statements          PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------
Prudential National Municipals Fund, Inc. (the 'Fund') is
registered under the
Investment Company Act of 1940 as a diversified, open-end
management investment
company. The investment objective of the Fund is to seek a
high level of current
income exempt from federal income taxes by investing
substantially all of its
total assets in carefully selected long-term municipal bonds of medium quality.
The ability of the issuers of debt securities held by the
Fund to meet their
obligations may be affected by economic or political
developments in a specific
state, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Board of Directors. All
Securities are valued as
of 4:15 p.m., New York time.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment.
When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased
(put). As a result, the
Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain(loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on an identified cost basis. Interest income is recorded on an accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income.
Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with Statement
of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of
------------------------------------------------------------
--------------------
                                       14

Notes to Financial Statements          PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------
Income, Capital Gain, and Return of Capital Distributions by
Investment
Companies. The effect of applying this statement was to increase undistributed net investment income and decrease accumulated realized gain on investment by
$22,396 due to the sale of securities purchased with market discount. Net investment income, net realized gains and net assets were not affected by this change.

Federal Income Taxes: It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to its shareholders. For this reason, no federal income tax provision is required.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. The Fund will distribute at least annually any net capital gains. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .50% of the Fund's average daily net assets up to and including $250 million, .475% of the next $250 million, .45% of the next
$500 million, .425% of
the next $250 million, .40% of the next $250 million and
 .375% of the Fund's
average daily net assets in excess of $1.5 billion.

The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Class A, B and C shares of the
Fund through May 31, 1998. Effective June 1, 1998,
Prudential Investment
Management Services LLC ('PIMS') became the distributor of the Fund and is serving the Fund under the same terms and conditions as under the arrangment with PSI. The Fund compensated PSI and PIMS for distributing and servicing the
Fund's Class A, Class B and Class C shares, pursuant to plans of distribution
(the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees were accrued daily and payable monthly.

Pursuant to the Class A, B and C Plans, the Fund compensated PSI and PIMS with respect to Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the
Plans were .10 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the year ended December 31, 1998.
Effective January 1, 1999, the expense under the Class A Plan is .25 of 1% of the average daily net assets.

PSI and PIMS have advised the Fund that they received approximately $96,500 and
$600 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended December 31, 1998. From these fees,
PSI and PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI and PIMS have advised the Fund that for the year ended
December 31, 1998,
they received approximately $143,200 and $900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PSI, PIFM, PIC and PIMS are indirect, wholly owned subsidiaries of The
Prudential Insurance Company of America.

The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund did not borrow any amounts pursuant to the Agreement
during the year ended
December 31, 1998. The Funds pay a commitment fee at an
annual rate of .055 of
1% on the unused portion of the credit facility. The
commitment fee is accrued
and paid quarterly on a pro rata basis by the Funds. The
Agreement expired on
December 29, 1998 and has been extended through February 28,
1999 under the same
terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during the year
ended December 31, 1998,
the Fund incurred fees of approximately $370,500 for the
services of PMFS. As of
December 31, 1998, $28,800 of such fees were due to PMFS.
Transfer agent fees
and expenses in the Statement of Operations include certain
out-of-pocket
expenses paid to nonaffiliates.
------------------------------------------------------------
--------------------
                                       15

Notes to Financial Statements          PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 1998, were $139,016,041 and $173,089,189, respectively.

The federal income tax basis of the Fund's investments at December 31, 1998 was substantially the same as for financial reporting purposes and, accordingly, net unrealized appreciation for federal income tax purposes was $50,585,676 (gross unrealized appreciation--$50,743,893; gross unrealized depreciation--$158,217).

In addition, the Fund will elect to treat net capital losses of approximately
$860,000 incurred in the two month period ended December 31, 1998 as having been incurred in the following fiscal year. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of the aggregate of such amounts.
During the year ended December 31, 1998, the Fund entered into financial futures contracts. Details of open contracts at December 31, 1998 are as follows:

                                             Value at
Value at
Number of                    Expiration        Trade
December 31,      Unrealized
Contracts        Type           Date           Date
1998         Depreciation
---------     -----------    -----------    -----------
------------     ------------
                 Long
               Position:
                 U.S.
               Treasury
   150           Index        Mar. 1999     $19,278,125
$ 19,167,188      $ (110,937)

------------

------------

------------------------------------------------------------
Note 5. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Effective November 2, 1998 Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption change and are offered exclusively for sale to a limited group of investors. As of December 31, 1998, there are no Class Z shares outstanding.

There are 1 billion shares of common stock, $.01 par value per share, authorized divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.
Transactions in shares of common stock were as follows:

Class A                               Shares          Amount
---------------------------------   -----------    ---------
----
Year ended December 31, 1998:
Shares sold......................     3,824,658    $
61,874,353
Shares issued in reinvestment of
  dividends and distributions....     1,059,215
17,057,270
Shares reacquired................    (6,037,193)
(97,515,280)
                                    -----------    ---------
----
Net decrease in shares
  outstanding before
  conversion.....................    (1,153,320)
(18,583,657)
Shares issued upon conversion
  from Class B...................       573,854
9,271,697
                                    -----------    ---------
----
Net decrease in shares
  outstanding....................      (579,466)   $
(9,311,960)
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended December 31, 1997:
Shares sold......................     7,770,406    $
121,265,504
Shares issued in connection with
  the acquisition of Prudential
  Municipal Series Fund-Hawaii
  Income Series..................       896,395
14,045,247
Shares issued in reinvestment of
  dividends and distributions....     1,127,948
17,779,927
Shares reacquired................   (12,541,415)
(197,015,549)
                                    -----------    ---------
----
Net decrease in shares
  outstanding before
  conversion.....................    (2,746,666)
(43,924,871)
Shares issued upon conversion
  from Class B...................     1,028,246
16,211,378
                                    -----------    ---------
----
Net decrease in shares
  outstanding....................    (1,718,420)   $
(27,713,493)
                                    -----------    ---------
----
                                    -----------    ---------
----
Class B
---------------------------------
Year ended December 31, 1998:
Shares sold......................       797,807    $
12,909,659
Shares issued in reinvestment of
  dividends and distributions....       256,538
4,140,932
Shares reacquired................    (1,803,505)
(29,167,324)
                                    -----------    ---------
----
Net decrease in shares
  outstanding before
  conversion.....................      (749,160)
(12,116,733)
Shares reacquired upon conversion
  into Class A...................      (572,437)
(9,271,697)
                                    -----------    ---------
----
Net decrease in shares
  outstanding....................    (1,321,597)   $
(21,388,430)
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended December 31, 1997:
Shares sold......................       493,868    $
7,772,752
Shares issued in reinvestment of
  dividends and distributions....       319,319
5,042,204
Shares reacquired................    (1,812,567)
(28,445,531)
                                    -----------    ---------
----
Net decrease in shares
  outstanding before
  conversion.....................      (999,380)
(15,630,575)
Shares issued upon conversion
  into Class A...................    (1,025,835)
(16,211,378)
                                    -----------    ---------
----
Net decrease in shares
  outstanding....................    (2,025,215)   $
(31,841,953)
                                    -----------    ---------
----
                                    -----------    ---------
----

------------------------------------------------------------
--------------------
                                       16

Notes to Financial Statements          PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Class C                               Shares          Amount
---------------------------------   -----------    ---------
----
Year ended December 31, 1998:
Shares sold......................       101,316    $
1,639,068
Shares issued in reinvestment of
  dividends and distributions....         3,998
64,526
Shares reacquired................       (13,773)
(222,402)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................        91,541    $
1,481,192
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended December 31, 1997:
Shares sold......................        12,662    $
199,178
Shares issued in reinvestment of
  dividends and distributions....         1,717
27,181
Shares reacquired................       (12,783)
(201,432)
                                    -----------    ---------
----
Net increase in shares
  outstanding....................         1,596    $
24,927
                                    -----------    ---------
----
                                    -----------    ---------
----

------------------------------------------------------------
Note 6. Reorganization

On August 26, 1998, the Board of Directors of the Fund approved an Agreement and
Plan of Reorganization (the 'Plan') which provides for the transfer of all of the assets of the Prudential Municipal Series Fund Maryland Series ('Maryland
Series') and the Prudential Municipal Series Fund Michigan
Series ('Michigan
Series') in exchange for Class A shares of the Fund and the Fund's assumption of the liabilities of the Maryland and Michigan Series. The Plan also provides for the transfer of all of the assets of the Class A, B, C and Z shares of the
Prudential Municipal Bond Fund--Intermediate Series ('Intermediate Series') in exchange for like shares of the Fund and the Fund's assumption of the liabilities of the Intermediate Series.

The Plan was approved by the shareholders of the Maryland, Michigan and
Intermediate Series at a shareholder meeting held on January
14, 1999. The
reorganization took place on January 22, 1999. The Maryland,
Michigan and
Intermediate Series and the Fund incurred their pro rata share of the costs of the reorganization, including the cost of proxy solicitation.

The acquisition was accomplished by a tax-free exchange of the following shares:

                                National Municipals
     Maryland Series:                   Fund
Value
Class A           1,545,436       Class A   1,074,419
$17,304,069
    B               930,543             A     647,510
10,432,984
    C                11,019             A       7,667
123,541

     Michigan Series:
Class A           2,459,122             A   1,845,487
29,729,243
    B             1,640,985             A   1,230,484
19,826,554
    C                43,799             A      32,842
529,193

   Intermediate Series:
Class A           1,302,336             A     881,159
14,193,853
    B             1,830,315             B   1,236,086
19,953,535
    C                43,467             C      29,355
473,862
    Z               201,141             Z     136,091
2,192,167

The aggregate net assets and unrealized appreciation of the funds immediately before the acquisition were:

Unrealized
                                  Net Assets
Appreciation
                                  -----------      ---------
----
Maryland Series                   $27,860,594       $
2,342,040
Michigan Series                    50,084,990
4,856,230
Intermediate Series                36,813,417
1,858,582

The aggregate net assets of the National Municipals Fund
immediately before the
acquisition was $607,552,044.
------------------------------------------------------------
--------------------
                                       17

Financial Highlights                   PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Class A
                                                        ----
-------------------------------------------------------

Year Ended December 31,
                                                        ----
-------------------------------------------------------

1998         1997         1996         1995        1994
                                                        ----
----     --------     --------     --------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year..................    $
16.12     $  15.56     $  15.98     $  14.42     $ 16.30
                                                        ----
----     --------     --------     --------     -------
Income from investment operations
Net investment income...............................
 .79          .81(b)       .82(b)       .81(b)      .81
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .06          .67         (.42)        1.57       (1.78)
                                                        ----
----     --------     --------     --------     -------
   Total from investment operations.................
 .85         1.48          .40         2.38        (.97)
                                                        ----
----     --------     --------     --------     -------
Less distributions
Dividends from net investment income................
(.79)        (.81)        (.82)        (.81)       (.81)
Distributions in excess of net investment income....
--(c)      (.01)          --(c)      (.01)         --
Distributions from net realized gains...............
(.12)        (.10)          --           --        (.10)
                                                        ----
----     --------     --------     --------     -------
   Total distributions..............................
(.91)        (.92)        (.82)        (.82)       (.91)
                                                        ----
----     --------     --------     --------     -------
Net asset value, end of year........................    $
16.06     $  16.12     $  15.56     $  15.98     $ 14.42
                                                        ----
----     --------     --------     --------     -------
                                                        ----
----     --------     --------     --------     -------
TOTAL RETURN(a):....................................
5.41%        9.80%        2.66%       16.91%      (6.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).......................
$481,926     $493,178     $502,739     $538,145     $12,721
Average net assets (000)............................
$483,759     $491,279     $508,159     $446,350     $14,116
Ratios to average net assets:
   Expenses, including distribution fees............
 .73%         .70%(b)      .68%(b)      .75%(b)     .77%
   Expenses, excluding distribution fees............
 .63%         .60%(b)      .58%(b)      .65%(b)     .67%
   Net investment income............................
4.89%        5.15%(b)     5.31%(b)     5.34%(b)    5.38%
For Class A, B and C shares:
   Portfolio turnover rate..........................
23%          38%          46%          98%        120%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     18

Financial Highlights                   PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Class B
                                                        ----
--------------------------------------------------------

Year Ended December 31,
                                                        ----
--------------------------------------------------------

1998         1997         1996         1995         1994
                                                        ----
----     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year..................    $
16.16     $  15.60     $  16.02     $  14.45     $  16.33
                                                        ----
----     --------     --------     --------     --------
Income from investment operations
Net investment income...............................
 .73          .75(b)       .76(b)       .76(b)       .75
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .06          .67         (.42)        1.58        (1.78)
                                                        ----
----     --------     --------     --------     --------
   Total from investment operations.................
 .79         1.42          .34         2.34        (1.03)
                                                        ----
----     --------     --------     --------     --------
Less distributions
Dividends from net investment income................
(.73)        (.75)        (.76)        (.76)        (.75)
Distributions in excess of net investment income....
--(c)      (.01)          --(c)      (.01)          --
Distributions from net realized gains...............
(.12)        (.10)          --           --         (.10)
                                                        ----
----     --------     --------     --------     --------
   Total distributions..............................
(.85)        (.86)        (.76)        (.77)        (.85)
                                                        ----
----     --------     --------     --------     --------
Net asset value, end of year........................    $
16.10     $  16.16     $  15.60     $  16.02     $  14.45
                                                        ----
----     --------     --------     --------     --------
                                                        ----
----     --------     --------     --------     --------
TOTAL RETURN(a):....................................
4.99%        9.35%        2.26%       16.49%       (6.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).......................
$119,698     $141,528     $168,185     $222,865     $672,272
Average net assets (000)............................
$131,195     $151,938     $193,312     $252,313     $751,623
Ratios to average net assets:
   Expenses, including distribution fees............
1.13%        1.10%(b)     1.08%(b)     1.15%(b)     1.17%
   Expenses, excluding distribution fees............
 .63%         .60%(b)      .58%(b)      .65%(b)      .67%
   Net investment income............................
4.49%        4.75%(b)     4.91%(b)     4.96%(b)     4.96%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions..
(b) Net of management fee waiver.
(c) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     19

Financial Highlights                   PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------

Class C
                                                        ----
------------------------------------------------------------
-

August 1,

1994(e)

Year Ended December 31,               through
                                                        ----
-----------------------------------     December 31,

1998       1997       1996       1995          1994
                                                        ----
--     ------     ------     ------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................
$16.16     $15.60     $16.02     $14.44        $15.13
                                                        ----
--     ------     ------     ------         -----
Income from investment operations
Net investment income...............................
 .69        .71(b)     .72(b)     .72(b)        .29
Net realized and unrealized gain (loss) on
   investment transactions..........................
 .06        .67       (.42)      1.59          (.69)
                                                        ----
--     ------     ------     ------         -----
   Total from investment operations.................
 .75       1.38        .30       2.31          (.40)
                                                        ----
--     ------     ------     ------         -----
Less distributions
Dividends from net investment income................
(.69)      (.71)      (.72)      (.72)         (.29)
Distributions in excess of net investment income....
--(c)    (.01)        --(c)    (.01)           --
Distributions from net realized gains...............
(.12)      (.10)        --         --            --
                                                        ----
--     ------     ------     ------         -----
   Total distributions..............................
(.81)      (.82)      (.72)      (.73)         (.29)
                                                        ----
--     ------     ------     ------         -----
Net asset value, end of period......................
$16.10     $16.16     $15.60     $16.02        $14.44
                                                        ----
--     ------     ------     ------         -----
                                                        ----
--     ------     ------     ------         -----
TOTAL RETURN(a):....................................
4.73%      9.08%      2.01%     16.22%        (2.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................
$2,296       $825       $772       $403          $141
Average net assets (000)............................
$1,555       $758       $674       $247          $103
Ratios to average net assets:
   Expenses, including distribution fees............
1.38%      1.35%(b)   1.33%(b)   1.40%(b)      1.51%(d)
   Expenses, excluding distribution fees............
 .63%       .60%(b)    .58%(b)    .65%(b)       .76%(d)
   Net investment income............................
4.23%      4.50%(b)   4.67%(b)   4.66%(b)      4.84%(d)

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
(e) Commencement of offering of Class C shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     20

Report of Independent Accountants      PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------
To the Shareholders and Board of Directors of Prudential National Municipals Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential National Municipals
Fund, Inc. (the 'Fund') at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as
'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at
December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 19, 1999
------------------------------------------------------------
--------------------
                                       21

Tax Information (Unaudited)            PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Fund's fiscal year end (December 31, 1998) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in the fiscal year ended December 31, 1998, dividends paid from net investment income totalling $.79 per Class A share, $.73 per Class B share and
$.69 per Class C shares were all federally tax-exempt interest dividends. In addition, the Fund paid distributions of $.0176 per share (ordinary and short-term capital gains) which is taxable as ordinary and a long-term capital gain distribution of $.105 which is taxable as such.

The portion of your dividends which may be subject to the Alternative Minimum
Tax (AMT) as well as information with respect to the state taxability of your investment in the Fund was sent to you under separate cover.

For the purpose of preparing your annual federal income tax
return, however, you
should report the amounts as reflected on the appropriate
Form 1099-DIV or
substitute 1099-DIV.
------------------------------------------------------------
--------------------

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help.
So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve
on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative.
Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This
Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Comparing A $10,000 Investment.
--------------------------------------------------
Prudential National Municipals Fund, Inc. vs. the
Lehman Brothers General Municipal Bond Index.

/ / Prudential National
    Municipals Fund, Inc.

--- Lehman Brothers General
    Municipal Bond Index


Average Annual Total Returns
------------------------------
With Sales Load
7.28% Since Inception (7.26%)
4.83% for 5 Years (4.81%)                Class A  (GRAPH)
2.25% for 1 Year

Without Sales Load
7.64% Since Inception (7.63%)
5.47% for 5 Years (5.45%)
5.41% for 1 Year


Average Annual Total Returns
-------------------------------
With Sales Load
8.57% Since Inception (8.56%)
7.14% for 10 Years (7.13%)                 Class B  (GRAPH)
4.90% for 5 Years (4.88%)
-0.01% for 1 Year

Without Sales Load
8.57% Since Inception (8.56%)
7.14% for 10 Years (7.13%)
5.07% for 5 Years (5.04%)
4.99% for 1 Year


Average Annual Total Returns
-----------------------------
With Sales Load
6.22% Since Inception (6.19%)
2.68% for 1 Year                              Class C
(GRAPH)

Without Sales Load
6.47% Since Inception (6.44%)
4.73% for 1 Year

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The boxes on top of the graphs are designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual returns since the inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential
National Municipals Fund, Inc. (Class A, B, and C shares) with a similar investment in the Lehman Brothers General Municipal
Bond Index (the Index) by portraying the initial account values at the commencement of operations of Class A and Class C shares and for 10 years for Class B shares, and subsequent account values at the end of each fiscal year (December 31), as measured on a quarterly basis, beginning in 1990 for Class A, 1988 for
Class B, and 1994 for Class C shares. For purposes of the graphs, and unless otherwise indicated in the accompanying tables, it has been assumed that (a) the maximum applicable front-end sales load was deducted from the initial $10,000 investment in Class A shares;
(b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class C shares, assuming full redemption on December 31, 1998; (c) beginning
November 2, 1998, Class C shares are subject to a front-end sales load of 1% and a CDSC of 1% for 18 months; (d) all recurring fees
(including management fees) were deducted; and (e) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graphs. Without waiver of management fees and/or expense subsidization, the Fund's average annual total returns would have been lower, as indicated in parentheses ( ).

The Index is a market value-weighted index comprised of approximately
40,000 bonds (state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds) to accurately reflect the municipal bond marketplace. The bonds must have a credit rating of at least Baa, an outstanding par value of at least $3 million, and be issued after December 31, 1990 with a remaining maturity of at least one year. The Index is unmanaged and the total return includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities held in the Index may differ substantially from those held by the Fund. The Index is not the only one that may be used to characterize performance of bond funds, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Brian M. Storms
Nancy H. Teeters
Louis A. Weil, III

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

743918203   MF104E
743918104
743918302